      As filed with the Securities and Exchange Commission March 30, 2007
                                                 File Nos. 2-67052 and 811-3023

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                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               -----------------

                                   FORM N-1A

                               -----------------

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 205

                                      AND

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 206

                               -----------------

                                  FORUM FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                               -----------------

                               David M. Whitaker
                         Citigroup Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

                               -----------------

                                  Copies to:

                             Robert J. Zutz, Esq.
                 Kirkpatrick Lockhart Gates Preston Ellis LLP
                              1601 K Street, N.W.
                            Washington, D.C. 20006

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[X] on April 27, 2007 pursuant to Rule 485, paragraph (b)(1)
[ ] 60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ] on ______ pursuant to Rule 485, paragraph (a)(1)
[ ] 75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ] on ______ pursuant to Rule 485, paragraph (a)(2)
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Title of series being registered: Third Millennium Russia Fund

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

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine
March 30, 2007.

                                                 Forum Funds

                                                 By  /s/ Simon D. Collier
                                                     ---------------------------
                                                     Simon D. Collier, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on March 30, 2007.

(a)     Principal Executive Officer

        /s/ Simon D. Collier
        ------------------------------
        Simon D. Collier
        President

(b)     Principal Financial Officer

        /s/ Trudance L.C. Bakke
        ------------------------------
        Trudance L.C. Bakke
        Principal Financial Officer and
        Treasurer

(c)     A majority of the Trustees

        John Y. Keffer, Trustee
        James C. Cheng, Trustee
        J. Michael Parish, Trustee
        Costas Azariadis, Trustee

    By: /s/ David M. Whitaker
        ------------------------------
        David M. Whitaker
        Attorney in fact*
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* Pursuant to powers of attorney previously filed as Other Exhibits (A) to this
  Registration Statement.